Leases	12 Months Ended
Jun. 30, 2024
Leases
Leases
14	Leases
(i)	Amounts recognized in the consolidated balance sheet

The balance sheet shows the following amounts relating to leases:

Right-of-use assets:

	2024	2023
	£’000	£’000
Property	7,740	8,114
Plant and machinery	455	646
Total	8,195	8,760

Additions to right-of-use assets in the year amounted £749,000 (2023: £6,384,000).

Lease liabilities:

	2024	2023
	£’000	£’000
Current	934	1,036
Non-current	7,707	7,844
Total lease liabilities	8,641	8,880

The following table provides an analysis of the movements in lease liabilities:

£’000
As at 1 July 2022	4,430
Cash flows	(2,142)
Additions	6,384
Accretion expense	208
As at 30 June 2023	8,880
Cash flows	(1,669)
Additions	749
Accretion expense	681
As at 30 June 2024	8,641

14	Leases (continued)
(ii)	Amounts recognized in the consolidated statement of profit or loss:

	2024	2023	2022
	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(847)	(1,243)	(1,534)
Plant and machinery	(401)	(449)	(215)
	(1,248)	(1,692)	(1,749)
Interest expense (included in finance cost)	(681)	(208)	(97)
Expense relating to short-term leases (included in operating expenses)	(258)	(379)	(579)
Expense relating to low value leases (included in operating expenses)	—	—	(42)

(iii)	The group’s leasing activities and how these are accounted for

The Group leases various offices and equipment. All leases with a term of more than 12 months, unless the underlying asset is of low value, are recognized as a right-of-use asset, with a corresponding lease liability, at the date at which the leased asset is available for use by the Group.

The lease agreements do not impose any covenants other than the security interests in the right-of-use assets that are held by the lessor. Right-of-use assets may not be used as security for borrowing purposes.

Lease liabilities are initially measured on a present value basis. Lease liabilities include the net present value of lease payments, less any lease incentives receivable. The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, which is generally the case for leases of the Group, the Group’s incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are initially measured at cost comprising the following:

●	the amount of the initial measurement of the lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received;
●	any initial direct costs; and
●	restoration costs.

Right-of-use assets are depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Payments associated with short-term leases of property, plant and equipment and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.